Derivatives - Schedule of Forward Contract Currency Gains and Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Currency Forward Contracts [Member]	Sep. 30, 2012 Currency Forward Contracts [Member]	Sep. 30, 2013 Currency Forward Contracts [Member]	Sep. 30, 2012 Currency Forward Contracts [Member]
Derivative [Line Items]
Gain (loss) on derivative instruments	$ 2	$ 1	$ (7)		$ 2		$ 2